Income Taxes (Unrecognized Tax Benefits) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Taxes [Abstract]
Balance at January 1	$ 20,000
Reductions due to the statute of limitation	(20,000)
Balance at December 31	$ 0